Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Oct. 07, 2016
Document Effective Date	Oct. 07, 2016
Prospectus Date	Oct. 10, 2016
Agency Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Agency Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DRGXX
Classic Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Classic Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DLSXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Hamilton Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DSHXX
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new | DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Prospectus:
Trading Symbol	DRSXX
Hamilton Shares Prosectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Hamilton Shares | CITIZENSSELECT FUNDS
Prospectus:
Trading Symbol	CEAXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Institutional Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DSVXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Institutional Shares-new | DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Prospectus:
Trading Symbol	DIQXX
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Institutional Shares | CITIZENSSELECT FUNDS
Prospectus:
Trading Symbol	CEIXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund | Premier Shares | Dreyfus Institutional Reserves Funds
Prospectus:
Trading Symbol	DERXX
Premier Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund | Premier Shares | CITIZENSSELECT FUNDS
Prospectus:
Trading Symbol	CEBXX